Condensed financial information of the parent company - Condensed Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 09, 2018 CNY (¥)	Aug. 09, 2018 USD ($)	Sep. 26, 2017 CNY (¥)	Sep. 26, 2017 USD ($)	Jul. 25, 2017 CNY (¥)	Jul. 25, 2017 USD ($)
Current assets:
Cash and cash equivalents	¥ 588,644	$ 82,909	¥ 948,773
Total current assets	¥ 4,025,789	$ 567,021	¥ 3,300,784
Non-current assets:
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
Other non-current assets	¥ 21,621	$ 3,046	¥ 35,898
Total non-current assets	399,584	56,280	986,857
Total assets	4,425,373	623,301	4,287,641
Current liabilities:
Salary and welfare payable	143,653	20,233	111,274
Accruals and other current liabilities	336,959	47,459	268,007
Total current liabilities	1,467,490	206,691	1,422,878
Non-current liabilities:
Total non-current liabilities	204,226	28,765	223,458
Total liabilities	1,671,716	235,456	1,646,336
Shareholder's equity:
Total mezzanine equity						¥ 5,137,874
Shareholders' equity:
Treasury shares ( 8,508,112 and 7,721,582 shares as of December 31, 2022 and 2023, respectively)	(5,549)	(782)	(6,816)
Additional paid-in capital	11,791,570	1,660,808	11,786,482
Statutory reserves	16,593	2,337	16,593
Accumulated other comprehensive income	182,824	25,750	163,928
Accumulated deficit	(9,232,128)	(1,300,317)	(9,319,229)	¥ 0
Total shareholders' equity	2,753,657	387,845	2,641,305		¥ 3,232,024	(3,439,260)
Total liabilities and shareholders' equity	4,425,373	623,301	4,287,641
Related Party [Member]
Non-current liabilities:
Other non-current liabilities	1,000	141	1,000
Nonrelated Party [Member]
Non-current liabilities:
Other non-current liabilities	195,585	27,548	189,323
Series Seed Convertible Redeemable Preferred Shares
Shareholder's equity:
Convertible redeemable preferred shares						1,091,899
Temporary Equity, Subscriptions Receivable											¥ (28,711)	$ (4,183)
Seriesa Convertible Redeemable Preferred Shares [Member]
Shareholder's equity:
Convertible redeemable preferred shares						472,723
Seriesa-1 Convertible Redeemable Preferred Shares [Member]
Shareholder's equity:
Convertible redeemable preferred shares						1,089,555
Temporary Equity, Subscriptions Receivable		(10,000)					¥ (20,668)	$ (3,000)	¥ (10,399)	$ (1,515)
Seriesb-1 Convertible Redeemable Preferred Shares [Member]
Shareholder's equity:
Convertible redeemable preferred shares						106,828
Seriesb-2 Convertible Redeemable Preferred Shares [Member]
Shareholder's equity:
Convertible redeemable preferred shares						578,091
Seriesc-1 Convertible Redeemable Preferred Shares [Member]
Shareholder's equity:
Convertible redeemable preferred shares						870,794
Seriesc-2 Convertible Redeemable Preferred Shares [Member]
Shareholder's equity:
Convertible redeemable preferred shares						154,847
Seriesd-1 Convertible Redeemable Preferred Shares [Member]
Shareholder's equity:
Convertible redeemable preferred shares						773,137
Class A ordinary shares
Shareholders' equity:
Ordinary shares	296	42	296
Class B ordinary shares
Shareholders' equity:
Ordinary shares	51	$ 7	51
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,390		5,390		¥ 59,079	¥ 722,764
Prepayments and other current assets	433		802
Total current assets	1,823		6,192
Non-current assets:
Investment in subsidiaries	1,221,703		1,136,046
Amounts due from related parties	1,569,611		1,545,429
Total non-current assets	2,791,314		2,681,475
Total assets	2,793,137		2,687,667
Current liabilities:
Salary and welfare payable	106		104
Accruals and other current liabilities	7,470		8,897
Total current liabilities	32,494		33,919
Non-current liabilities:
Total non-current liabilities	6,986		12,443
Total liabilities	39,480		46,362
Shareholders' equity:
Treasury shares ( 8,508,112 and 7,721,582 shares as of December 31, 2022 and 2023, respectively)	(5,549)		(6,816)
Additional paid-in capital	11,791,570		11,786,482
Statutory reserves	16,593		16,593
Accumulated other comprehensive income	182,824		163,928
Accumulated deficit	(9,232,128)		(9,319,229)
Total shareholders' equity	2,753,657		2,641,305
Total liabilities and shareholders' equity	2,793,137		2,687,667
Parent Company [Member] | Related Party [Member]
Current liabilities:
Amounts due to related parties	24,918		24,918
Parent Company [Member] | Nonrelated Party [Member]
Non-current liabilities:
Other non-current liabilities	6,986		12,443
Parent Company [Member] | Class A ordinary shares
Shareholders' equity:
Ordinary shares	296		296
Parent Company [Member] | Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 51		¥ 51